Loans - Additional Information (Detail) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2020 Contract	Dec. 31, 2021 USD ($) Employee Loan	Dec. 31, 2020 USD ($) Loan	Dec. 31, 2019 Contract	Dec. 27, 2020 USD ($)
Accounts Notes And Loans Receivable [Line Items]
Total loans		$ 1,997,879	$ 2,057,502
Net deferred loan fees		2,924	5,998
Number of loans processed | Contract				1
Loans processed		0	0
Loans and Leases Receivable, Net Amount		1,971,238	2,032,474
Paycheck Protection Program Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Net deferred loan fees		$ 1,762	$ 5,194
Number of loans processed | Loan		1,340	2,300
Loans processed		$ 131,109	$ 268,300		$ 284,500,000
Number of employees | Employee		300
Percentage of reduction in gross revenues		25.00%
Maximum of monthly payroll allowable amount		$ 2,000
Loans and Leases Receivable, Net Amount		6,115	6,986
Commercial and Agriculture [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans		246,502	409,876
Number of loans processed | Contract	813
Loans processed			431,300
Commercial and Agriculture [Member] | Paycheck Protection Program Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans		$ 43,209	$ 217,295